UNIT-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
UNIT-BASED COMPENSATION	UNIT-BASED COMPENSATION
The partnership grants options to certain employees under its amended and restated BPY Unit Option Plan (“BPY Plan”). Pursuant to the BPY Plan, options may be settled for the in-the-money amount of the option in LP Units upon exercise. Consequently, options granted to employees under the BPY Plan are accounted for as an equity-based compensation agreement.

During the year ended December 31, 2020, the partnership incurred $27 million (2019 - $25 million; 2018 - $12 million) of expense in connection with its unit-based compensation plans.

a)BPY Unit Option Plan
Awards under the BPY Plan (“BPY Awards”) generally vest 20% per year over a period of five years and expire 10 years after the grant date, with the exercise price set at the time such options were granted and generally equal to the market price of an LP Unit on the Nasdaq on the last trading day preceding the grant date. Upon exercise of a vested BPY Award, the participant is entitled to receive BPY Units or a cash payment equal to the amount by which the fair market value of an LP Unit at the date of exercise exceeds the exercise price of the BPY Award. Subject to a separate adjustment arising from forfeitures, the estimated expense is revalued every reporting period using the Black-Scholes model as a result of the cash settlement provisions of the plan for employees whose location of employment is Australia or Canada. In terms of measuring expected life of the BPY Awards with various term lengths and vesting periods, BPY will segregate each set of similar BPY Awards and, if different, exercise price, into subgroups and apply a weighted average within each group.

There were no BPY Awards granted during the year ended December 31, 2020. The partnership estimated the fair value of the BPY Awards granted during the years ended December 31, 2019 and 2018 using the Black-Scholes valuation model. The following assumptions were utilized:

	Unit of measurement	Years ended Dec. 31,
		2020	2019	2018
Exercise price	US$	—	—	22.50
Average term to exercise	In years	—	—	7.50
Unit price volatility	%	—%	—%	23%
Liquidity discount	%	—%	—%	25%
Weighted average of expected annual dividend yield	%	—%	—%	6.50%
Risk-free rate	%	—%	—%	2.82%
Weighted average fair value per option	US$	—	—	0.74

i.Equity-settled BPY Awards
The change in the number of options outstanding under the equity-settled BPY Awards for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	19,915,189	$20.58	13,836,213	$20.56	13,801,795	$20.54
Granted	—	—	—	—	800,000	22.50
Exercised	—	—	(425,171)	15.06	(36,806)	17.71
Expired/forfeited	(1,282,095)	20.87	(203,978)	21.60	(291,625)	22.18
Reclassified(1)	—	—	6,708,125	20.20	(437,151)	22.48
Outstanding, end of year	18,633,094	$20.56	19,915,189	$20.58	13,836,213	$20.56
Exercisable, end of year	18,614,344	$20.56	11,484,219	$20.56	9,628,246	$20.26
(1)Relates to the reclassification of cash-settled options for employees in Canada to equity-settled options subsequent to the amendment of the BPY Plan, which was amended on September 30, 2019. 2018 relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.

The following table sets out details of options issued and outstanding at December 31, 2020, 2019 and 2018 under the equity-settled BPY Awards by expiry date:

	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	—	—	—	—	226,800	13.07
2021	—	—	389,800	17.44	246,400	17.44
2022	987,700	18.09	987,700	18.09	508,300	18.07
2023	1,108,420	16.80	1,108,420	16.80	656,220	16.80
2024	11,775,394	20.59	11,794,215	20.59	7,878,998	20.59
2025	1,923,706	25.18	1,947,979	25.18	1,376,295	25.18
2026	2,744,124	19.51	2,793,325	19.51	2,049,450	19.51
2027	93,750	22.92	93,750	22.92	93,750	22.92
2028	—	—	800,000	22.50	800,000	22.50
Total	18,633,094	$20.56	19,915,189	$20.58	13,836,213	$20.56
ii.Cash-settled BPY Awards
The change in the number of options outstanding under the cash-settled BPY Awards for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	603,891	$21.55	7,331,416	$20.38	$7,144,871	$20.30
Granted	—	—	—	—	—	—
Exercised	—	—	(19,400)	12.63	(3,770)	19.51
Expired/forfeited	(30,201)	18.09	—	—	(246,836)	21.87
Reclassified(1)	—	—	(6,708,125)	20.20	437,151	22.48
Outstanding, end of year	573,690	$21.75	603,891	$21.55	7,331,416	$20.38
Exercisable, end of year	573,690	$21.75	505,092	$21.48	5,627,610	$20.17
(1)Relates to the reclassification of cash-settled options for employees in Canada to equity-settled options subsequent to the amendment of the BPY Plan, which was amended on September 30, 2019. 2018 relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.

The following table sets out details of options issued and outstanding at December 31, 2020, 2019 and 2018 under the cash-settled BPY Awards by expiry date:

	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	—	—	—	—	69,000	13.07
2021	—	—	24,000	17.44	172,800	17.44
2022	22,200	17.93	22,200	17.93	515,800	18.09
2023	28,800	16.80	28,800	16.80	519,000	16.80
2024	175,415	20.59	175,416	20.59	4,278,663	20.59
2025	213,038	25.18	213,038	25.18	831,834	25.18
2026	134,237	19.51	140,437	19.51	944,319	19.51
Total	573,690	$21.75	603,891	$21.55	7,331,416	$20.38

b)Restricted BPY LP Unit Plan
The Brookfield Property Group Restricted BPY LP Unit Plan provides for awards to participants of LP Units purchased on the Nasdaq (“Restricted Units”). Under the Restricted BPY LP Unit Plan, units awarded generally vest over a period of five years, except as otherwise determined or for Restricted Units awarded in lieu of a cash bonus as elected by the participant, which may vest immediately. The estimated total compensation cost measured at grant date is evenly recognized over the vesting period of five years.

During 2020, the partnership granted 123,628 Restricted Units (2019 - 297,804) with a weighted average exercise price of $18.56 (2019 - $19.93).

As of December 31, 2020, the total number of Restricted Units outstanding was 523,573 (December 31, 2019 - 403,695) with a weighted average exercise price of $19.87 (December 31, 2019 - $20.29).

c)Restricted BPY LP Unit Plan (Canada)
The Restricted BPY LP Unit Plan (Canada) is substantially similar to the Restricted BPY LP Unit Plan described above, except that it is for Canadian employees, there is a five year hold period, and purchases of units are made on the TSX instead of the Nasdaq.

As of December 31, 2020, the total number of Canadian Restricted Units outstanding was 482,464 (December 31, 2019 - 393,980) with a weighted average exercise price of C$25.38 (December 31, 2019 - C$25.59).
d)Restricted BPYU Unit Plan
The Brookfield Property Group Restricted BPYU Class A Stock Plan provides for awards to participants of BPYU Units purchased on the Nasdaq (“Restricted BPYU Units”). Under the Restricted BPYU Unit Plan, units awarded generally vest over a period of five years, except as otherwise determined or for Restricted BPYU Units awarded in lieu of a cash bonus as elected by the participant, which may vest immediately. The estimated total compensation cost measured at grant date is evenly recognized over the vesting period of five years.

As of December 31, 2020, the total number of Restricted BPYU Units outstanding was 1,808,765 (December 31, 2019 - 357,313) with a weighted average exercise price of $18.82 (December 31, 2019 - $19.22).

e)BPY FV LTIP Unit Plan
The partnership issued units of the operating partnership pursuant to the Brookfield Property L.P. FV LTIP Unit Plan to certain participants. Each FV LTIP Unit will vest over a period of five years and is redeemable for LP Units, BPYU Units or a cash payment subject to a conversion adjustment.

As of December 31, 2020, the total number of FV LTIP Units outstanding was 1,899,661 (December 31, 2019 - 1,156,117) with a weighted average exercise price of $18.74 (December 31, 2019 - $18.87) to employees.

f)Deferred Share Unit Plan
In addition, BPO has a deferred share unit plan, the terms of which were amended to substitute LP Units for BPO common shares subject to such deferred shares. At December 31, 2020, BPO had 267,534 deferred share units (December 31, 2019 - 1,514,124) outstanding and vested.

g)GGP LTIP Plans
In connection with the GGP acquisition, the partnership issued options under the Brookfield Property Partners BPY Unit Option Plan (GGP) (“GGP Options”) and Appreciation Only LTIP Units (“GGP AO LTIP”) to certain GGP employees. Each GGP Option will vest within ten years following the original grant date and is redeemable for LP Units or a cash payment equal to the amount by which the fair market value of an LP Unit at the date exceeds the exercise price of the BPY Option. Each GGP AO LTIP will vest within ten years of its original grant date and is redeemable for LP Units or a cash payment subject to a conversion adjustment.

As of December 31, 2020, the total number of GGP Options outstanding was 136,662 (December 31, 2019 - 237,881) with a weighted average exercise price of $26.05 (December 31, 2019 - $25.39).

As of December 31, 2020, the total number of GGP AO LTIP outstanding was 1,079,069 (December 31, 2019 - 1,657,948) with a weighted average exercise price of $22.54 (December 31, 2019 - $22.51).